Disaggregated revenue from contracts (Tables)	12 Months Ended
Dec. 31, 2020
Disaggregation of Revenue [Abstract]
Disaggregated revenue from contracts
	Year ended December 31,
	2020	2019	2018
	US$’000	US$’000	US$’000
Revenue
Trading and manufacturing (revenue recognized at point in time)	9,476	11,877	13,770
Engineering (revenue recognized over time)	3,881	5,522	6,334

	13,357	17,399	20,104